Fair Value Measurement of Financial Instruments - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of fair value measurement of assets [abstract]
Transfers between the levels of fair value hierarchy	¥ 0